Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Common Stock [Member]		Common Stock [Member] Theralink Technologies Inc [Member]	Common Stock [Member] Theralink Technologies Inc [Member] Series C One Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Theralink Technologies Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Theralink Technologies Inc [Member]	Total	Theralink Technologies Inc [Member]	Preferred Stock [Member] Theralink Technologies Inc [Member]	Preferred Stock [Member] Theralink Technologies Inc [Member] Series C One Preferred Stock [Member]	Preferred Stock [Member] Theralink Technologies Inc [Member] Series C Two Preferred Stock [Member]	Preferred Stock [Member] Theralink Technologies Inc [Member] Series A Preferred Stock [Member]
Balance at Sep. 30, 2020				$ 512,416			$ 42,367,577		$ (43,187,588)		$ (307,595)
Balance, shares at Sep. 30, 2020				5,124,164,690									2,966	4,917	667
Net loss									(5,471,649)		(5,471,649)
Series E preferred stock dividend									(159,890)		(159,890)
Relative fair value of warrant issued in connection with convertible notes - related party recorded as debt discount							984,200				984,200
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount											15,800
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount
Adjustment related to Series A preferred prior period redemption payment							500				500
Beneficial conversion feature related to a convertible note - related party recorded as debt discount							15,800				15,800
Series F preferred stock dividend									(6,728)		(6,728)
Beneficial conversion feature related to issuance of Series F preferred stock							42,808		(42,808)
Relative fair value of warrant issued in connection with the sale Series F preferred stock							957,192		(957,192)
Balance at Sep. 30, 2021				$ 512,416			44,368,077		(49,825,855)		(4,945,362)
Balance, shares at Sep. 30, 2021				5,124,164,690									2,966	4,917	667
Balance at Dec. 31, 2020		$ 425				$ 25,477,416		$ (17,664,687)		$ 7,813,154
Balance, shares at Dec. 31, 2020	[1]	424,902
Correction for rounding error		$ 449				20,527,850				20,528,299
Issuance of common stock, shares	[1]	449,037
Accretion of stock-option expense						153,855				153,855
Net loss								(10,542,247)		(10,542,247)
Correction for rounding error, shares	[1]	(449,037)
Balance at Dec. 31, 2021		$ 874		$ 512,416		46,159,121	46,020,285	(28,206,934)	(51,398,615)	17,953,061	(4,865,914)
Balance, shares at Dec. 31, 2021		873,939	[2]	5,124,163,254									2,966	4,917	667
Balance at Sep. 30, 2021				$ 512,416			44,368,077		(49,825,855)		(4,945,362)
Balance, shares at Sep. 30, 2021				5,124,164,690									2,966	4,917	667
Correction for rounding error
Issuance of common stock, shares				1,436
Net loss									(1,512,267)		(1,512,267)
Series E preferred stock dividend									(40,329)		(40,329)
Series F preferred stock dividend									(20,164)		(20,164)
Relative fair value of warrant issued in connection with convertible notes - related party recorded as debt discount							661,088				661,088
Relative fair value of warrant issued in connection with convertible notes recorded as debt discount							991,120				991,120
Correction for rounding error, shares				(1,436)
Balance at Dec. 31, 2021		$ 874		$ 512,416		46,159,121	46,020,285	(28,206,934)	(51,398,615)	17,953,061	(4,865,914)
Balance, shares at Dec. 31, 2021		873,939	[2]	5,124,163,254									2,966	4,917	667
Balance at Sep. 30, 2021				$ 512,416			44,368,077		(49,825,855)		(4,945,362)
Balance, shares at Sep. 30, 2021				5,124,164,690									2,966	4,917	667
Net loss											(5,057,056)
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount											34,620
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount											44,858
Balance at Jun. 30, 2022		$ 910		$ 615,150		47,307,008	49,333,767	(33,213,158)	(55,062,418)	14,094,760	(5,113,501)
Balance, shares at Jun. 30, 2022		909,664	[2]	6,151,499,919									1,043	3,037	667
Balance at Sep. 30, 2021				$ 512,416			44,368,077		(49,825,855)		(4,945,362)
Balance, shares at Sep. 30, 2021				5,124,164,690									2,966	4,917	667
Accretion of stock-option expense							6,015,622				6,015,622
Net loss									(12,741,962)		(12,741,962)
Issuance of common stock in connection with conversion of Series C-1 preferred stock				$ 28,864			(28,864)
Issuance of common stock in connection with conversion of series C-1 preferred stock, shares				288,637,529	288,637,529								(1,923)
Series E preferred stock dividend									(160,000)		(160,000)
Relative fair value of warrant issued in connection with convertible notes - related party recorded as debt discount							1,266,471				1,266,471
Relative fair value of warrant issued in connection with convertible notes recorded as debt discount							2,330,458				2,330,458
Issuance of common stock in connection with conversion of Series C-2 preferred stock				$ 28,048			(28,048)
Issuance of common stock in connection with conversion of series C-2 preferred stock, shares				280,475,491										(1,880)
Issuance of common stock in connection with settlement of accounts payable				$ 2,691			81,549				84,240
Issuance of common stock in connection with settlement of accounts payable, shares				26,913,738
Issuance of common stock in connection with subscriptions payable				$ 43,131			1,306,869				1,350,000
Issuance of common stock in connection with subscriptions payable, shares				431,309,907
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount							44,858				44,858
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount											34,620
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount											44,858
Series F preferred stock dividend									(80,000)		(80,000)
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount							34,620				34,620
Correction for rounding error
Correction for rounding error, shares				(1,436)
Balance at Sep. 30, 2022				$ 615,150			55,391,612		(62,807,817)		(6,801,055)
Balance, shares at Sep. 30, 2022				6,151,499,919									1,043	3,037	667
Balance at Dec. 31, 2021		$ 874		$ 512,416		46,159,121	46,020,285	(28,206,934)	(51,398,615)	17,953,061	(4,865,914)
Balance, shares at Dec. 31, 2021		873,939	[2]	5,124,163,254									2,966	4,917	667
Correction for rounding error		$ 6				148,554				148,560
Issuance of common stock, shares	[2]	5,567
Accretion of stock-option expense						32,587				32,587
Net loss								(3,162,125)	(1,835,995)	(3,162,125)	(1,835,995)
Issuance of common stock in connection with conversion of Series C-1 preferred stock				$ 16,364			(16,364)
Issuance of common stock in connection with conversion of series C-1 preferred stock, shares				163,637,529									(1,090)
Series E preferred stock dividend									(39,452)		(39,452)
Series F preferred stock dividend									(19,727)		(19,727)
Relative fair value of warrant issued in connection with convertible notes - related party recorded as debt discount							331,969				331,969
Correction for rounding error, shares	[2]	(5,567)
Issuance of common stock in connection with conversion of Series C-2 preferred stock				$ 28,048			(28,048)
Issuance of common stock in connection with conversion of series C-2 preferred stock, shares				280,475,491										(1,880)
Issuance of common stock in connection with settlement of accounts payable				$ 2,691			81,549				84,240
Issuance of common stock in connection with settlement of accounts payable, shares				26,913,738
Issuance of common stock in connection with subscriptions payable				$ 43,131			1,306,869				1,350,000
Issuance of common stock in connection with subscriptions payable, shares				431,309,907
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount							996,708				996,708
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount							34,620				34,620
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount							44,858				44,858
Balance at Mar. 31, 2022		$ 880		$ 602,650		46,340,262	48,772,446	(31,369,059)	(53,293,789)	14,972,083	(3,918,693)
Balance, shares at Mar. 31, 2022		879,506	[2]	6,026,499,919									1,876	3,037	667
Balance at Dec. 31, 2021		$ 874		$ 512,416		46,159,121	46,020,285	(28,206,934)	(51,398,615)	17,953,061	(4,865,914)
Balance, shares at Dec. 31, 2021		873,939	[2]	5,124,163,254									2,966	4,917	667
Net loss										(5,006,224)
Balance at Jun. 30, 2022		$ 910		$ 615,150		47,307,008	49,333,767	(33,213,158)	(55,062,418)	14,094,760	(5,113,501)
Balance, shares at Jun. 30, 2022		909,664	[2]	6,151,499,919									1,043	3,037	667
Balance at Dec. 31, 2021		$ 874		$ 512,416		46,159,121	46,020,285	(28,206,934)	(51,398,615)	17,953,061	(4,865,914)
Balance, shares at Dec. 31, 2021		873,939	[2]	5,124,163,254									2,966	4,917	667
Correction for rounding error		$ 224				4,915,707				4,915,931
Issuance of common stock, shares	[1]	223,904
Accretion of stock-option expense						95,070				95,070
Net loss								(18,312,806)		(18,312,806)
Correction for rounding error, shares	[1]	(223,904)
Balance at Dec. 31, 2022		$ 1,098		$ 615,150		51,169,898	54,385,547	(46,519,740)	(99,303,616)	4,651,256	(44,302,919)
Balance, shares at Dec. 31, 2022		1,097,843	[2]	6,151,499,919									141		667
Balance at Mar. 31, 2022		$ 880		$ 602,650		46,340,262	48,772,446	(31,369,059)	(53,293,789)	14,972,083	(3,918,693)
Balance, shares at Mar. 31, 2022		879,506	[2]	6,026,499,919									1,876	3,037	667
Correction for rounding error		$ 30				935,632				935,662
Issuance of common stock, shares	[2]	30,158
Accretion of stock-option expense						31,114				31,114
Net loss								(1,844,099)	(1,708,794)	(1,844,099)	(1,708,794)
Issuance of common stock in connection with conversion of Series C-1 preferred stock				$ 12,500			(12,500)
Issuance of common stock in connection with conversion of series C-1 preferred stock, shares				125,000,000									(833)
Series E preferred stock dividend									(39,890)		(39,890)
Series F preferred stock dividend									(19,945)		(19,945)
Relative fair value of warrant issued in connection with convertible notes - related party recorded as debt discount							238,228				238,228
Correction for rounding error, shares	[2]	(30,158)
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount							335,593				335,593
Balance at Jun. 30, 2022		$ 910		$ 615,150		47,307,008	49,333,767	(33,213,158)	(55,062,418)	14,094,760	(5,113,501)
Balance, shares at Jun. 30, 2022		909,664	[2]	6,151,499,919									1,043	3,037	667
Balance at Sep. 30, 2022				$ 615,150			55,391,612		(62,807,817)		(6,801,055)
Balance, shares at Sep. 30, 2022				6,151,499,919									1,043	3,037	667
Accretion of stock-option expense							612,173				612,173
Net loss									(36,456,347)		(36,456,347)
Issuance of common stock in connection with conversion of Series C-1 preferred stock							(1,618,238)				(1,618,238)
Issuance of common stock in connection with conversion of series C-1 preferred stock, shares													(902)	(3,037)
Series E preferred stock dividend									(26,301)		(26,301)
Series F preferred stock dividend									(13,151)		(13,151)
Balance at Dec. 31, 2022		$ 1,098		$ 615,150		51,169,898	54,385,547	(46,519,740)	(99,303,616)	4,651,256	(44,302,919)
Balance, shares at Dec. 31, 2022		1,097,843	[2]	6,151,499,919									141		667
Balance at Sep. 30, 2022				$ 615,150			55,391,612		(62,807,817)		(6,801,055)
Balance, shares at Sep. 30, 2022				6,151,499,919									1,043	3,037	667
Balance at Mar. 31, 2023		$ 51,214,247		$ 615,150		51,214,247	54,922,612	(50,218,393)	(107,869,998)	996,955	(52,332,236)
Balance, shares at Mar. 31, 2023		1,100,568	[2]	6,151,499,919									141		667
Balance at Sep. 30, 2022				$ 615,150			55,391,612		(62,807,817)		(6,801,055)
Balance, shares at Sep. 30, 2022				6,151,499,919									1,043	3,037	667
Net loss											(40,522,680)
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount
Balance at Jun. 30, 2023		$ 1,109		$ 615,150		51,261,621	55,255,860	(51,621,700)	(103,369,949)	(358,970)	(47,498,939)
Balance, shares at Jun. 30, 2023		1,109,335	[2]	6,151,499,919									141		667
Balance at Dec. 31, 2022		$ 1,098		$ 615,150		51,169,898	54,385,547	(46,519,740)	(99,303,616)	4,651,256	(44,302,919)
Balance, shares at Dec. 31, 2022		1,097,843	[2]	6,151,499,919									141		667
Correction for rounding error		$ 3				16,647				16,650
Issuance of common stock, shares	[2]	2,725
Accretion of stock-option expense						27,702	537,065			27,702	537,065
Net loss								(3,698,653)	(8,566,382)	(3,698,653)	(8,566,382)
Correction for rounding error, shares	[2]	(2,725)
Balance at Mar. 31, 2023		$ 51,214,247		$ 615,150		51,214,247	54,922,612	(50,218,393)	(107,869,998)	996,955	(52,332,236)
Balance, shares at Mar. 31, 2023		1,100,568	[2]	6,151,499,919									141		667
Balance at Dec. 31, 2022		$ 1,098		$ 615,150		51,169,898	54,385,547	(46,519,740)	(99,303,616)	4,651,256	(44,302,919)
Balance, shares at Dec. 31, 2022		1,097,843	[2]	6,151,499,919									141		667
Net loss										(5,101,960)
Balance at Jun. 30, 2023		$ 1,109		$ 615,150		51,261,621	55,255,860	(51,621,700)	(103,369,949)	(358,970)	(47,498,939)
Balance, shares at Jun. 30, 2023		1,109,335	[2]	6,151,499,919									141		667
Balance at Mar. 31, 2023		$ 51,214,247		$ 615,150		51,214,247	54,922,612	(50,218,393)	(107,869,998)	996,955	(52,332,236)
Balance, shares at Mar. 31, 2023		1,100,568	[2]	6,151,499,919									141		667
Correction for rounding error		$ 9				47,373				47,382
Issuance of common stock, shares	[2]	8,767
Accretion of stock-option expense							333,248				333,248
Net loss								(1,403,307)	4,500,049	(1,403,307)	4,500,049
Correction for rounding error, shares	[2]	(8,767)
Balance at Jun. 30, 2023		$ 1,109		$ 615,150		$ 51,261,621	$ 55,255,860	$ (51,621,700)	$ (103,369,949)	$ (358,970)	$ (47,498,939)
Balance, shares at Jun. 30, 2023		1,109,335	[2]	6,151,499,919									141		667

[1]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)